Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Loss Per Share

	Unit: in U.S. Dollars Per Share
	For the Year Ended December 31
	2024	2023	2022
Basic and diluted loss per share	$(0.46)	$(0.32)	$(0.45)
a.Net loss

	For the Year Ended December 31
	2024	2023	2022
Net loss	$(122,754)	$(76,038)	$(98,908)
b.Number of shares

	Unit: in Thousands of Shares
	For the Year Ended December 31
	2024	2023	2022
Weighted average number of ordinary shares used in calculating basic and diluted loss per share	264,984	234,803	222,000